Nature of Operations and Reverse Acquisition Transaction	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Reverse Acquisition Transaction

1. Nature of Operations and Reverse Acquisition Transaction

Worksport Ltd. (the “Company”) was incorporated in the state of Nevada on April 2, 2003. During the year ended December 31, 2014, the Company completed a reverse acquisition transaction (the “Reverse Acquisition”) with TruXmart Ltd. (“TruXmart”). On May 2, 2018, Truxmart legally changed its name to Worksport Ltd. (“Worksport”). Worksport designs and distributes truck tonneau covers in Canada and the United States.